SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years 10 months 24 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years 9 months 18 days
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	12 years 1 month 6 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year